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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)    (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

The schedules are not audited.

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.6%
		Brazil: 8.5%
250,000	#	Banco Bradesco SA/Cayman Islands, 5.750%, 03/01/22	$262,500	0.3
850,000		Fibria Overseas Finance Ltd., 5.250%, 05/12/24	847,875	1.0
339,000	#	GTL Trade Finance, Inc., 5.893%, 04/29/24	356,458	0.4
350,000		Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	349,475	0.4
300,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	299,550	0.4
350,000		JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	377,125	0.5
500,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	538,750	0.6
500,000	#	Marfrig Holding Europe BV, 6.875%, 06/24/19	507,000	0.6
600,000		Marfrig Holding Europe BV, 11.250%, 09/20/21	702,000	0.8
500,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	542,500	0.7
600,000		Petrobras Global Finance BV, 6.250%, 03/17/24	640,140	0.8
200,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	210,440	0.3
650,000		Suzano Trading Ltd., 5.875%, 01/23/21	682,500	0.8
725,000		Vale Overseas Ltd, 4.375%, 01/11/22	747,983	0.9
			7,064,296	8.5

		Chile: 3.4%
1,000,000		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,038,086	1.3
400,000		Cencosud SA, 5.500%, 01/20/21	424,688	0.5
400,000		Colbun SA, 6.000%, 01/21/20	445,862	0.5
450,000		Telefonica Chile SA, 3.875%, 10/12/22	444,654	0.5
500,000	#	Telefonica Chile SA, 3.875%, 10/12/22	494,060	0.6
			2,847,350	3.4

		China: 6.4%
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	318,105	0.4
200,000		China Overseas Finance Cayman IV Ltd., 4.875%, 02/15/17	212,493	0.2
250,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	260,317	0.3
500,000	#	CNOOC Curtis Funding No 1 Pty Ltd, 4.500%, 10/03/23	524,955	0.6
700,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	661,854	0.8
250,000	#	CNPC General Capital Ltd., 3.400%, 04/16/23	241,430	0.3
200,000		CNPC HK Overseas Capital Ltd., 4.500%, 04/28/21	213,493	0.3
400,000		COSL Finance BVI Ltd., 3.250%, 09/06/22	382,398	0.5
1,000,000	#	Country Garden Holdings Co. Ltd., 7.875%, 05/27/19	1,041,300	1.3
400,000		Country Garden Holdings Co. Ltd., 11.125%, 02/23/18	438,480	0.5
500,000		Kaisa Group Holdings Ltd, 8.875%, 03/19/18	516,250	0.6
500,000		Longfor Properties Co. Ltd, 6.875%, 10/18/19	518,100	0.6
			5,329,175	6.4

		Colombia: 5.6%
500,000		Banco Davivienda SA, 5.875%, 07/09/22	512,170	0.6
750,000		Bancolombia SA, 5.950%, 06/03/21	830,625	1.0
750,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	751,875	0.9
250,000		Ecopetrol SA, 5.875%, 05/28/45	260,250	0.3
963,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	1,054,870	1.3
600,000		Pacific Rubiales Energy Corp., 7.250%, 12/12/21	669,000	0.8
500,000	#	Pacific Rubiales Energy Corp., 7.250%, 12/12/21	557,500	0.7
			4,636,290	5.6

		Czech Republic: 0.5%
400,000		CEZ A/S, 4.250%, 04/03/22	419,928	0.5

		Guatemala: 0.6%
500,000	#	Industrial Senior Trust, 5.500%, 11/01/22	502,500	0.6

		Hong Kong: 7.7%
350,000		Bestgain Real Estate, 2.625%, 03/13/18	335,410	0.4
500,000		China CITIC Bank International Ltd., 6.000%, 05/07/24	526,250	0.6
280,000		Hongkong Electric Finance Ltd., 4.250%, 12/14/20	297,739	0.4

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Hong Kong: (continued)
250,000		Hutchison Whampoa International 11 Ltd., 4.625%, 01/13/22	$270,740	0.3
900,000		Hutchison Whampoa International 12 Ltd., 6.000%, 04/29/49	973,125	1.2
650,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	702,812	0.9
350,000		Noble Group Ltd., 6.625%, 08/05/20	371,000	0.4
1,050,000		Noble Group Ltd., 6.750%, 01/29/20	1,191,750	1.4
500,000		Rosy Unicorn Ltd., 6.500%, 02/09/17	545,551	0.7
350,000		Swire Pacific MTN Financing Ltd., 4.500%, 10/09/23	372,324	0.5
300,000		Swire Pacific MTN Financing Ltd., 4.500%, 02/28/22	322,149	0.4
400,000		Wiseyear Holdings Ltd., 5.000%, 02/15/17	424,944	0.5
			6,333,794	7.7

		Hungary: 0.8%
600,000		MOL Group Finance SA, 6.250%, 09/26/19	657,000	0.8

		India: 4.4%
500,000	#	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	520,920	0.6
550,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	583,108	0.7
400,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	423,542	0.5
800,000		Reliance Holdings USA, Inc., 5.400%, 02/14/22	864,772	1.0
408,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	401,370	0.5
250,000	#	Vedanta Resources PLC, 6.000%, 01/31/19	259,700	0.3
350,000		Vedanta Resources PLC, 7.125%, 05/31/23	370,125	0.5
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	224,875	0.3
			3,648,412	4.4

		Indonesia: 3.3%
775,000		Adaro Indonesia PT, 7.625%, 10/22/19	816,656	1.0
400,000		Gajah Tunggal Tbk PT, 7.750%, 02/06/18	410,000	0.5
500,000	#	Gajah Tunggal Tbk PT, 7.750%, 02/06/18	512,500	0.6
550,000		Indosat Palapa Co. BV, 7.375%, 07/29/20	598,153	0.7
400,000		Listrindo Capital BV, 6.950%, 02/21/19	433,000	0.5
			2,770,309	3.3

		Israel: 1.5%
350,000	#	Israel Electric Corp. Ltd., 6.875%, 06/21/23	402,500	0.5
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	827,406	1.0
			1,229,906	1.5

		Jamaica: 2.1%
500,000		Digicel Group Ltd., 8.250%, 09/30/20	547,500	0.7
400,000	#	Digicel Group Ltd., 8.250%, 09/30/20	438,000	0.5
350,000		Digicel Ltd., 6.000%, 04/15/21	362,250	0.4
350,000	#	Digicel Ltd., 6.000%, 04/15/21	362,250	0.5
			1,710,000	2.1

		Kuwait: 0.7%
500,000		Burgan Finance No. 1 Jersey Ltd, 7.875%, 09/29/20	572,000	0.7

		Macau: 1.3%
1,050,000		MCE Finance Ltd., 5.000%, 02/15/21	1,065,750	1.3

		Mexico: 8.6%
300,000		America Movil SAB de CV, 5.000%, 03/30/20	334,101	0.4
500,000		America Movil SAB de CV, 6.125%, 03/30/40	599,455	0.7
750,000		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/22	766,875	0.9
400,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	421,500	0.5
1,075,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	1,230,875	1.5
650,000		Cemex SAB de CV, 9.000%, 01/11/18	702,000	0.9
600,000		Grupo Bimbo SAB de CV, 4.500%, 01/25/22	636,048	0.8
500,000		Grupo Elektra SA de CV, 7.250%, 08/06/18	532,500	0.6
300,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	312,750	0.4
250,000		Mexichem SAB de CV, 6.750%, 09/19/42	267,500	0.3
450,000		Sigma Alimentos SA de CV, 6.875%, 12/16/19	524,250	0.6
300,000		Tenedora Nemak SA de CV, 5.500%, 02/28/23	306,000	0.4
500,000	#	Tenedora Nemak SA de CV, 5.500%, 02/28/23	510,000	0.6
			7,143,854	8.6

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Paraguay: 1.2%
500,000	#	Banco Regional SAECA, 8.125%, 01/24/19	$552,500	0.7
400,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	431,000	0.5
			983,500	1.2

		Peru: 4.1%
250,000		Banco de Credito del Peru/Panama, 5.375%, 09/16/20	275,313	0.3
600,000	#	Banco de Credito del Peru/Panama, 6.125%, 04/24/27	642,000	0.8
300,000	#	Banco Internacional del Peru SAA, 5.750%, 10/07/20	324,000	0.4
350,000	#	Banco Internacional del Peru SAA, 6.625%, 03/19/29	373,625	0.5
800,000	#	Cementos Pacasmayo SAA, 4.500%, 02/08/23	768,000	0.9
350,000		Southern Copper Corp., 5.250%, 11/08/42	323,288	0.4
625,000		Southern Copper Corp., 6.750%, 04/16/40	685,365	0.8
			3,391,591	4.1

		Poland: 1.4%
500,000		Eileme 2 AB, 11.625%, 01/31/20	600,000	0.7
500,000	#	PKO Finance AB, 4.630%, 09/26/22	521,875	0.7
			1,121,875	1.4

		Russia: 10.3%
300,000		Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.500%, 09/26/19	313,875	0.4
450,000		ALROSA Finance SA, 7.750%, 11/03/20	502,335	0.6
1,025,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,035,250	1.3
100,000	#	Gaz Capital for Gazprom, 9.250%, 04/23/19	121,875	0.1
750,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	699,375	0.8
500,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23	515,625	0.6
500,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	544,250	0.7
660,000		Metalloinvest Finance Ltd., 5.625%, 04/17/20	643,500	0.8
1,000,000	#	MMC Finance Ltd., 5.550%, 10/28/20	1,010,000	1.2
350,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	341,687	0.4
300,000		MTS International Funding Ltd., 8.625%, 06/22/20	356,370	0.4
600,000	#	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 03/06/22	561,000	0.7
625,000		Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/24	610,938	0.7
650,000	#	Sberbank of Russia Via SB Capital SA, 5.500%, 02/26/24	635,375	0.8
250,000		Sibur Securities Ltd., 3.914%, 01/31/18	241,875	0.3
400,000	#	Sibur Securities Ltd., 3.914%, 01/31/18	387,000	0.5
			8,520,330	10.3

		Singapore: 2.4%
1,000,000	#	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,018,541	1.2
950,000		Stats Chippac Ltd., 4.500%, 03/20/18	959,500	1.2
			1,978,041	2.4

		South Africa: 2.3%
300,000		AngloGold Ashanti Holdings PLC, 8.500%, 07/30/20	337,125	0.4
300,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	277,500	0.3
700,000	#	Myriad International Holdings BV, 6.000%, 07/18/20	775,250	1.0
500,000		Sasol Financing International PLC, 4.500%, 11/14/22	509,280	0.6
			1,899,155	2.3

		South Korea: 3.3%
650,000		POSCO, 5.250%, 04/14/21	732,540	0.9
400,000		Shinhan Bank, 4.375%, 07/27/17	432,903	0.5
565,000		Shinhan Bank, 5.663%, 03/02/35	583,363	0.7
1,000,000	#	Woori Bank Co. Ltd., 4.750%, 04/30/24	1,011,438	1.2
			2,760,244	3.3

		Sweden: 0.7%
500,000		Millicom International Cellular SA, 6.625%, 10/15/21	540,000	0.7

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Thailand: 0.6%
250,000		PTTEP Canada International Finance Ltd., 5.692%, 04/05/21	$279,505	0.3
200,000		PTTEP Canada International Finance Ltd., 6.350%, 06/12/42	225,781	0.3
			505,286	0.6

		Turkey: 6.7%
650,000	#	Akbank TAS, 3.875%, 10/24/17	660,725	0.8
750,000		Akbank TAS, 5.000%, 10/24/22	747,187	0.9
300,000	#	Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.375%, 11/01/22	269,250	0.4
625,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	659,469	0.8
1,000,000	#	Turkiye Garanti Bankasi AS, 4.750%, 10/17/19	1,012,500	1.2
500,000		Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	505,000	0.6
250,000	#	Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	252,500	0.3
1,000,000	#	Turkiye Halk Bankasi AS, 4.750%, 06/04/19	1,001,600	1.2
400,000		Turkiye Is Bankasi, 6.000%, 10/24/22	402,200	0.5
			5,510,431	6.7

		United Arab Emirates: 4.2%
200,000		Abu Dhabi National Energy Co., 5.875%, 12/13/21	235,000	0.3
765,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	898,875	1.1
798,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	908,722	1.1
950,000		DP World Ltd., 6.850%, 07/02/37	1,064,000	1.3
287,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	330,409	0.4
			3,437,006	4.2

	Total Corporate Bonds/Notes (Cost $73,995,911)		76,578,023	92.6

FOREIGN GOVERNMENT BONDS: 3.2%
		Brazil: 0.6%
275,000		Centrais Eletricas Brasileiras SA, 5.750%, 10/27/21	283,492	0.3
200,000	#	Centrais Eletricas Brasileiras SA, 6.875%, 07/30/19	223,000	0.3
			506,492	0.6

		Colombia: 1.0%
681,000		Ecopetrol SA, 7.625%, 07/23/19	837,630	1.0

		Hong Kong: 0.4%
300,000		Bank of China Hong Kong Ltd., 5.550%, 02/11/20	332,734	0.4

		Qatar: 1.2%
517,000		Qtel International Finance Ltd., 4.750%, 02/16/21	563,013	0.6
400,000		Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.750%, 09/30/19	484,500	0.6
			1,047,513	1.2

	Total Foreign Government Bonds (Cost $2,716,158)		2,724,369	3.2

	Total Long-Term Investments (Cost $76,712,069)		79,302,392	95.8

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Mutual Funds: 2.2%
1,784,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $1,784,000)	1,784,000	2.2

	Total Short-Term Investments (Cost $1,784,000)		1,784,000	2.2

	Total Investments in Securities (Cost $78,496,069)		$81,086,392	98.0
	Assets in Excess of Other Liabilities		1,614,939	2.0
	Net Assets		$82,701,331	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $78,498,705.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,849,839
Gross Unrealized Depreciation	(262,152)

Net Unrealized Appreciation	$2,587,687

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financial	27.6%
Energy	14.4
Basic Materials	13.2
Communications	10.2
Consumer, Non-cyclical	7.6
Diversified	6.8
Utilities	6.4
Foreign Government Bonds	3.2
Consumer, Cyclical	3.0
Industrial	1.8
Technology	1.2
Government	0.4
Short-Term Investments	2.2
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$76,578,023	$–	$76,578,023
Foreign Government Bonds	–	2,724,369	–	2,724,369
Short-Term Investments	1,784,000	–	–	1,784,000
Total Investments, at fair value	$1,784,000	$79,302,392	$–	$81,086,392
Other Financial Instruments+
Futures	23,178	–	–	23,178
Total Assets	$1,807,178	$79,302,392	$–	$81,109,570
Liabilities Table
Other Financial Instruments+
Futures	$(591)	$–	$–	$(591)
Total Liabilities	$(591)	$–	$–	$(591)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Emerging Markets Corporate Debt Fund Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	5	09/30/14	$1,097,969	$(591)
U.S. Treasury 5-Year Note	1	09/30/14	119,461	474
U.S. Treasury Ultra Long Bond	9	09/19/14	1,349,437	16,571
			$2,566,867	$16,454
Short Contracts
U.S. Treasury 10-Year Note	(21)	09/19/14	(2,628,609)	5,854
U.S. Treasury Long Bond	(1)	09/19/14	(137,188)	279
			$(2,765,797)	$6,133

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$23,178
Total Asset Derivatives		$23,178

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$591
Total Liability Derivatives		$591

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.4%
		Brazil: 0.6%
1,000,000	#	Caixa Economica Federal, 4.500%, 10/03/18	$1,028,750	0.6

		Colombia: 1.8%
250,000		Ecopetrol SA, 5.875%, 05/28/45	260,250	0.2
2,500,000		Ecopetrol SA, 5.875%, 09/18/23	2,816,650	1.6
			3,076,900	1.8

		Indonesia: 1.0%
2,000,000		Pertamina Persero PT, 5.625%, 05/20/43	1,805,000	1.0

		Kazakhstan: 2.6%
1,750,000	#	Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	1,665,125	1.0
1,000,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	972,400	0.6
1,800,000		KazMunayGas National Co. JSC, 4.400%, 04/30/23	1,769,400	1.0
			4,406,925	2.6

		Mexico: 0.6%
1,000,000	#	Offshore Drilling Holding SA, 8.375%, 09/20/20	1,112,500	0.6

		Panama: 1.1%
1,750,000	#	AES El Salvador Trust II, 6.750%, 03/28/23	1,806,875	1.1

		Peru: 0.6%
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/23	957,500	0.6

		Russia: 1.9%
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,165,625	0.7
1,000,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	1,010,000	0.6
500,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	488,125	0.3
500,000	#	MTS International Funding Ltd., 8.625%, 06/22/20	593,950	0.3
			3,257,700	1.9

		Turkey: 0.2%
375,000	#	Coca-Cola Icecek AS, 4.750%, 10/01/18	395,681	0.2

	Total Corporate Bonds/Notes
	(Cost $17,185,376)		17,847,831	10.4

FOREIGN GOVERNMENT BONDS: 83.8%
		Angola: 1.3%
2,050,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	2,242,597	1.3

		Argentina: 2.2%
2,388,341		Argentina Government International Bond, 2.500%, 12/31/38	1,146,404	0.7
1,402,038		Argentina Government International Bond, 8.280%, 12/31/33	1,177,712	0.7
1,400,000		City of Buenos Aires Argentina, 9.950%, 03/01/17	1,432,900	0.8
			3,757,016	2.2

		Armenia: 0.9%
1,500,000	#	Republic of Armenia, 6.000%, 09/30/20	1,590,000	0.9

		Aruba: 0.7%
1,250,000	#	Aruba Government Bond, 4.625%, 09/14/23	1,226,250	0.7

		Belarus: 2.3%
3,800,000		Republic of Belarus, 8.750%, 08/03/15	3,928,440	2.3

		Belize: 1.1%
2,516,100	#	Belize Government International Bond, 5.000%, 02/20/38	1,786,431	1.1

		Bolivia: 0.6%
1,000,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	1,062,500	0.6

		Brazil: 3.5%
800,000	#	Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	862,000	0.5
4,340,000		Brazilian Government International Bond, 2.625%, 01/05/23	4,018,840	2.4
1,000,000		Federal Republic of Brazil, 5.625%, 01/07/41	1,080,000	0.6
			5,960,840	3.5

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Bulgaria: 0.5%
766,000		Bulgaria Government Bond, 8.250%, 01/15/15	$798,555	0.5

		Chile: 0.9%
1,700,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,557,637	0.9

		Colombia: 2.5%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	375,000	0.2
500,000		Colombia Government International Bond, 6.125%, 01/18/41	602,500	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	2,025,000	1.2
1,000,000		Ecopetrol SA, 7.625%, 07/23/19	1,230,000	0.7
			4,232,500	2.5

		Costa Rica: 0.9%
1,100,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	1,061,500	0.6
600,000	#	Costa Rica Government International Bond, 5.625%, 04/30/43	542,400	0.3
			1,603,900	0.9

		Croatia: 3.1%
1,000,000		Croatia Government International Bond, 5.500%, 04/04/23	1,043,750	0.6
1,000,000	#	Croatia Government International Bond, 5.500%, 04/04/23	1,043,750	0.6
3,000,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	3,191,250	1.9
			5,278,750	3.1

		Dominican Republic: 1.3%
1,050,000		Dominican Republic International Bond, 5.875%, 04/18/24	1,100,925	0.7
1,000,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	1,094,000	0.6
			2,194,925	1.3

		Ecuador: 0.9%
1,500,000		Ecuador Government International Bond, 9.375%, 12/15/15	1,603,125	0.9

		Egypt: 0.7%
1,130,000		Egypt Government International Bond, 5.750%, 04/29/20	1,185,031	0.7

		El Salvador: 0.1%
250,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	246,000	0.1

		Gabon: 0.5%
737,000	#	Gabonese Republic, 6.375%, 12/12/24	808,740	0.5

		Guatemala: 1.2%
1,600,000		Guatemala Government Bond, 8.125%, 10/06/34	2,088,000	1.2

		Hungary: 2.1%
400,000		Hungary Government International Bond, 5.375%, 02/21/23	432,500	0.2
2,500,000		Hungary Government International Bond, 7.625%, 03/29/41	3,214,050	1.9
			3,646,550	2.1

		Indonesia: 1.9%
2,450,000		Indonesia Government International Bond, 8.500%, 10/12/35	3,264,625	1.9

		Ivory Coast: 1.4%
2,450,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,391,812	1.4

		Kazakhstan: 0.8%
1,160,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,273,100	0.8

		Kenya: 0.3%
500,000	#	Kenya Government International Bond, 6.875%, 06/24/24	522,500	0.3

		Latvia: 0.6%
1,000,000	#	Republic of Latvia, 2.750%, 01/12/20	992,500	0.6

		Lebanon: 1.5%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,525,575	1.5

		Lithuania: 1.9%
2,100,000		Lithuania Government International Bond, 6.625%, 02/01/22	2,546,250	1.5
600,000	#	Lithuania Government International Bond, 6.625%, 02/01/22	727,500	0.4
			3,273,750	1.9

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Mexico: 4.6%
	824,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	$879,620	0.5
	1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,052,250	0.6
	471,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	506,325	0.3
	5,200,000		Petroleos Mexicanos, 5.500%, 06/27/44	5,439,200	3.2
				7,877,395	4.6

			Morocco: 1.8%
	1,000,000		Morocco Government International Bond, 4.250%, 12/11/22	1,006,250	0.6
	1,000,000	#	Morocco Government International Bond, 4.250%, 12/11/22	1,006,250	0.6
	1,000,000	#	Morocco Government International Bond, 5.500%, 12/11/42	987,880	0.6
				3,000,380	1.8

			Namibia: 0.9%
	1,450,000		Namibia International Bonds, 5.500%, 11/03/21	1,560,533	0.9

			Nigeria: 0.6%
	1,000,000	#	Nigeria Government International Bond, 6.375%, 07/12/23	1,083,750	0.6

			Pakistan: 0.5%
	500,000		Pakistan Government International Bond, 6.875%, 06/01/17	521,250	0.3
	294,000		Pakistan Government International Bond, 7.875%, 03/31/36	271,215	0.2
				792,465	0.5

			Panama: 2.2%
	600,000		Panama Government International Bond, 4.300%, 04/29/53	526,200	0.3
	1,200,000		Panama Government International Bond, 5.200%, 01/30/20	1,345,200	0.8
	1,506,000		Panama Government International Bond, 6.700%, 01/26/36	1,865,181	1.1
				3,736,581	2.2

			Paraguay: 0.8%
	1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,128,600	0.6
	300,000	#	Republic of Paraguay, 4.625%, 01/25/23	307,800	0.2
				1,436,400	0.8

			Peru: 2.5%
	3,500,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	3,351,250	1.9
	861,000		Peruvian Government International Bond, 5.625%, 11/18/50	968,625	0.6
				4,319,875	2.5

			Philippines: 4.0%
	1,000,000		Philippine Government International Bond, 6.375%, 01/15/32	1,238,750	0.7
	3,000,000		Philippine Government International Bond, 7.750%, 01/14/31	4,155,000	2.5
	400,000		Philippine Government International Bond, 8.375%, 06/17/19	511,500	0.3
	670,000		Republic of the Philippines, 6.375%, 10/23/34	845,875	0.5
				6,751,125	4.0

			Poland: 2.2%
	3,850,000		Poland Government International Bond, 3.000%, 03/17/23	3,749,900	2.2

			Romania: 1.6%
	1,100,000	#	Romanian Government International Bond, 4.375%, 08/22/23	1,132,780	0.7
	1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,568,725	0.9
				2,701,505	1.6

			Russia: 6.7%
RUB	30,000,000	#	AHML Finance Ltd., 7.750%, 02/13/18	825,042	0.5
	4,800,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	4,980,000	2.9
	4,877,200		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	5,658,235	3.3
				11,463,277	6.7

			South Africa: 2.0%
	3,571,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	3,371,024	2.0

			Sri Lanka: 0.5%
	870,000	#	Sri Lanka Government International Bond, 5.875%, 07/25/22	903,712	0.5

			Tanzania: 1.3%
	2,000,000		Tanzania Government International Bond, 6.332%, 03/09/20	2,140,000	1.3

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Trinidad And Tobago: 1.6%
1,766,667		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	$1,899,167	1.1
714,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	903,210	0.5
			2,802,377	1.6

		Turkey: 3.4%
3,000,000		Turkey Government International Bond, 6.000%, 01/14/41	3,217,500	1.9
2,144,000		Turkey Government International Bond, 7.375%, 02/05/25	2,610,320	1.5
			5,827,820	3.4

		Ukraine: 2.9%
1,500,000		Ukraine Government International Bond, 6.750%, 11/14/17	1,440,375	0.8
3,500,000	#	Ukraine Government International Bond, 6.750%, 11/14/17	3,360,875	2.0
200,000		Ukraine Government International Bond, 7.800%, 11/28/22	190,250	0.1
			4,991,500	2.9

		Uruguay: 2.4%
2,200,000		Uruguay Government International Bond, 4.500%, 08/14/24	2,339,700	1.4
785,000		Uruguay Government International Bond, 7.625%, 03/21/36	1,057,788	0.6
162,288	&	Uruguay Government International Bond, 7.875%, 01/15/33	221,523	0.1
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	393,750	0.3
			4,012,761	2.4

		Venezuela: 4.1%
2,438,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	2,071,081	1.2
2,088,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	1,785,031	1.0
3,900,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	3,212,625	1.9
			7,068,737	4.1

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,368,000	0.8

		Zambia: 0.7%
1,000,000	#	Zambia Government International Bond, 8.500%, 04/14/24	1,109,425	0.7

		Total Foreign Government Bonds
		(Cost $140,524,779)	143,110,191	83.8

		Total Long-Term Investments
		(Cost $157,710,155)	160,958,022	94.2

SHORT-TERM INVESTMENTS: 3.0%
		U.S. Treasury Bills: 2.8%
4,750,000		United States Treasury Bill, 0.600%, 12/26/14
		(Cost $4,748,884)	4,748,561	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
301,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $301,000)	301,000	0.2

	Total Short-Term Investments
	(Cost $5,049,884)	5,049,561	3.0

	Total Investments in Securities (Cost $162,760,039)	$166,007,583	97.2
	Assets in Excess of Other Liabilities	4,706,961	2.8
	Net Assets	$170,714,544	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
&	Payment-in-kind

RUB	Russian Ruble

Cost for federal income tax purposes is $163,218,928.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,376,310
Gross Unrealized Depreciation	(3,587,655)

Net Unrealized Appreciation	$2,788,655

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	83.8%
Energy	5.1
Financial	2.2
Utilities	1.1
Consumer, Non-cyclical	0.8
Basic Materials	0.6
Communications	0.6
Short-Term Investments	3.0
Assets in Excess of Other Liabilities	2.8
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$17,847,831	$–	$17,847,831
Short-Term Investments	301,000	4,748,561	–	5,049,561
Foreign Government Bonds	–	143,110,191	–	143,110,191
Total Investments, at fair value	$301,000	$165,706,583	$–	$166,007,583
Other Financial Instruments+
Futures	31,269	–	–	31,269
Total Assets	$332,269	$165,706,583	$–	$166,038,852
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(30,576)	$–	$(30,576)
Futures	(66,906)	–	–	(66,906)
Total Liabilities	$(66,906)	$(30,576)	$–	$(97,482)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Emerging Markets Hard Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Russian Ruble	29,853,236	Sell	09/12/14	$834,355	$864,931	$(30,576)
							$(30,576)

Voya Emerging Markets Hard Currency Debt Fund Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	33	09/30/14	$7,246,594	$(3,174)
U.S. Treasury 5-Year Note	56	09/30/14	6,689,813	(4,486)
U.S. Treasury Long Bond	50	09/19/14	6,859,375	31,269
			$20,795,782	$23,609
Short Contracts
U.S. Treasury 10-Year Note	(36)	09/19/14	(4,506,188)	(2,958)
U.S. Treasury Ultra Long Bond	(57)	09/19/14	(8,546,438)	(56,288)
			$(13,052,626)	$(59,246)

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$31,269
Total Asset Derivatives		$31,269

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$30,576
Interest rate contracts	Futures contracts	66,906
Total Liability Derivatives		$97,482

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

Barclays Bank PLC
Liabilities:
Forward foreign currency contracts	$30,576
Total Liabilities	$30,576

Net OTC derivative instruments by counterparty, at fair value	$(30,576)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(30,576)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CREDIT-LINKED NOTES: 9.6%
			Colombia: 1.7%
	2,042,606	#	Citigroup Funding, Inc., (Republic of Colombia), 7.500%, 08/27/26	$1,732,908	1.7

			Indonesia: 7.9%
IDR	56,500,000,000	#	Deutsche Bank AG, (Republic of Indonesia), 8.250%, 06/17/32	4,546,451	4.6
IDR	40,000,000,000	#	JPMorgan Chase & Co., (Republic of Indonesia), 6.250%, 04/17/17	3,256,010	3.3
				7,802,461	7.9

		Total Credit-Linked Notes (Cost $13,497,773)		9,535,369	9.6

FOREIGN GOVERNMENT BONDS: 70.8%
			Brazil: 6.8%
BRL	70,000	Z	Brazil Letras do Tesouro Nacional, 11.390%, 01/01/16	26,927	0.0
BRL	5,500,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/17	2,528,123	2.6
BRL	9,500,000		Brazil Notas do Tesouro Nacional Series F, 0.570%, 01/01/21	4,144,554	4.2
				6,699,604	6.8

			Czech Republic: 1.0%
CZK	20,000,000		Czech Republic Government Bond, 3.400%, 09/01/15	1,036,426	1.0

			Hungary: 4.7%
HUF	108,000,000		Hungary Government Bond, 5.500%, 12/20/18	522,659	0.5
HUF	100,000,000		Hungary Government Bond, 6.500%, 06/24/19	506,531	0.5
HUF	220,000,000		Hungary Government Bond, 7.750%, 08/24/15	1,033,473	1.1
HUF	160,000,000		Hungary Government International Bond, 6.000%, 11/24/23	803,847	0.8
HUF	330,000,000		Hungary Government International Bond, 7.000%, 06/24/22	1,747,402	1.8
				4,613,912	4.7

			Malaysia: 5.7%
MYR	15,000,000		Malaysia Government Bond, 3.480%, 03/15/23	4,496,702	4.5
MYR	2,000,000		Malaysia Government Bond, 4.181%, 07/15/24	630,800	0.6
MYR	1,800,000		Malaysia Government Bond, 4.392%, 04/15/26	572,671	0.6
				5,700,173	5.7

			Mexico: 9.9%
MXN	15,700,000		Mexican Bonos, 6.500%, 06/10/21	1,302,426	1.3
MXN	12,000,000		Mexican Bonos, 8.000%, 12/17/15	987,687	1.0
MXN	19,000,000		Mexican Bonos, 8.500%, 11/18/38	1,792,267	1.8
MXN	20,000,000		Mexican Bonos, 9.500%, 12/18/14	1,589,158	1.6
MXN	40,000,000		Mexican Bonos, 10.000%, 12/05/24	4,124,651	4.2
				9,796,189	9.9

			Nigeria: 3.4%
NGN	265,000,000		Nigeria Government Bond, 4.000%, 04/23/15	1,546,888	1.6
NGN	147,330,000		Nigeria Government Bond, 13.050%, 08/16/16	935,335	0.9
NGN	20,860,000		Nigeria Government Bond, 16.390%, 01/27/22	155,713	0.2
NGN	100,000,000		Nigeria Government Bond, 16.000%, 06/29/19	720,258	0.7
				3,358,194	3.4

			Peru: 3.2%
PEN	1,620,000	#	Peruvian Government International Bond, 7.840%, 08/12/20	666,299	0.7
PEN	6,200,000	#	Peruvian Government International Bond, 8.600%, 08/12/17	2,514,362	2.5
				3,180,661	3.2

			Philippines: 0.6%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	597,881	0.6

			Poland: 8.6%
PLN	8,000,000		Poland Government Bond, 3.750%, 04/25/18	2,723,427	2.8
PLN	4,000,000		Poland Government Bond, 4.000%, 10/25/23	1,374,831	1.4
PLN	11,500,000		Poland Government Bond, 5.750%, 10/25/21	4,392,092	4.4
				8,490,350	8.6

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Romania: 4.6%
RON	3,000,000	Romania Government Bond, 5.800%, 10/26/15	$981,425	1.0
RON	10,800,000	Romania Government Bond, 6.000%, 04/30/16	3,581,933	3.6
			4,563,358	4.6

		Russia: 4.3%
RUB	84,001,000	Russian Federal Bond - OFZ, 7.050%, 01/19/28	2,222,720	2.2
RUB	10,000,000	Russian Federal Bond - OFZ, 7.600%, 04/14/21	287,417	0.3
RUB	60,000,000	Russian Federal Bond - OFZ, 8.150%, 02/03/27	1,741,810	1.8
			4,251,947	4.3

		South Africa: 4.5%
ZAR	11,303,122	South Africa Government Bond, 6.250%, 03/31/36	790,538	0.8
ZAR	3,000,000	South Africa Government Bond, 7.250%, 01/15/20	275,445	0.3
ZAR	31,400,000	South Africa Government Bond, 10.500%, 12/21/26	3,447,549	3.4
			4,513,532	4.5

		Thailand: 4.5%
THB	25,000,000	Thailand Government Bond, 3.125%, 12/11/15	780,323	0.8
THB	120,000,000	Thailand Government Bond, 3.625%, 06/16/23	3,667,618	3.7
			4,447,941	4.5

		Turkey: 9.0%
TRY	2,500,000	Turkey Government Bond, 6.300%, 02/14/18	1,112,173	1.1
TRY	11,000,000	Turkey Government Bond, 9.000%, 03/08/17	5,306,283	5.4
TRY	5,000,000	Turkey Government Bond, 9.500%, 01/12/22	2,468,021	2.5
			8,886,477	9.0

		Total Foreign Government Bonds (Cost $67,858,277)	70,136,645	70.8

		Total Long-Term Investments (Cost $81,356,050)	79,672,014	80.4

SHORT-TERM INVESTMENTS: 16.9%
		U.S. Treasury Bills: 12.3%
	12,250,000	United States Treasury Bill, 0.600%, 12/26/14
		(Cost $12,247,123)	$12,246,288	12.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.6%
	4,522,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $4,522,000)	4,522,000	4.6

		Total Short-Term Investments (Cost $16,769,123)	16,768,288	16.9

		Total Investments in Securities (Cost $98,125,173)	$96,440,302	97.3
		Assets in Excess of Other Liabilities	2,699,268	2.7
		Net Assets	$99,139,570	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

Cost for federal income tax purposes is $98,473,664.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,208,863
Gross Unrealized Depreciation	(5,242,225)

Net Unrealized Depreciation	$(2,033,362)

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	70.8%
Credit-Linked Notes	9.6
Short-Term Investments	16.9
Assets in Excess of Other Liabilities	2.7
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Short-Term Investments	$4,522,000	$12,246,288	$–	$16,768,288
Foreign Government Bonds	–	70,136,645	–	70,136,645
Credit-Linked Notes	–	9,535,369	–	9,535,369
Total Investments, at fair value	$4,522,000	$91,918,302	$–	$96,440,302
Other Financial Instruments+
Forward Foreign Currency Contracts	–	565,860	–	565,860
Futures	3,808	–	–	3,808
OTC Swaps	–	27,779	–	27,779
Total Assets	$4,525,808	$92,511,941	$–	$97,037,749
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(172,110)	$–	$(172,110)
Futures	(2,541)	–	–	(2,541)
OTC Swaps	–	(3,597)	–	(3,597)
Total Liabilities	$(2,541)	$(175,707)	$–	$(178,248)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Emerging Markets Local Currency Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Indonesian Rupiah	10,831,485,000	Buy	08/22/14	$903,000	$906,779	$3,779
Barclays Bank PLC	Hungarian Forint	248,938,560	Buy	09/12/14	1,098,000	1,097,620	(380)
Barclays Bank PLC	Brazilian Real	2,423,349	Buy	09/12/14	1,058,000	1,074,089	16,089
Barclays Bank PLC	Colombian Peso	1,589,780,500	Buy	09/12/14	833,000	842,604	9,604
Barclays Bank PLC	Turkish Lira	1,621,688	Buy	09/12/14	757,000	754,002	(2,998)
Barclays Bank PLC	Russian Ruble	372,026	Buy	09/12/14	10,503	10,778	275
Barclays Bank PLC	Indonesian Rupiah	1,903,188,000	Buy	08/22/14	163,000	159,329	(3,671)
Barclays Bank PLC	Malaysian Ringgit	375,268	Buy	08/22/14	115,000	116,683	1,683
Barclays Bank PLC	EU Euro	32,026	Buy	08/22/14	44,438	43,862	(576)
Barclays Bank PLC	Indian Rupee	42,857,429	Buy	08/22/14	697,322	707,560	10,238
Barclays Bank PLC	Taiwan New Dollar	30,290	Buy	08/22/14	1,010	1,016	6
Barclays Bank PLC	Chilean Peso	130,292,264	Buy	09/12/14	232,147	233,795	1,648
Barclays Bank PLC	Hungarian Forint	517,430,782	Buy	09/12/14	2,314,390	2,281,455	(32,935)
Barclays Bank PLC	Russian Ruble	183,482,107	Buy	09/12/14	5,128,063	5,315,986	187,923
Barclays Bank PLC	South African Rand	19,384,607	Buy	09/12/14	1,837,790	1,800,563	(37,227)
Citigroup, Inc.	South African Rand	31,669,000	Buy	09/12/14	2,938,210	2,941,615	3,405
Citigroup, Inc.	South African Rand	12,772,480	Buy	09/12/14	1,167,000	1,186,388	19,388
Citigroup, Inc.	Romanian New Leu	728,640	Buy	09/12/14	225,000	226,837	1,837
Citigroup, Inc.	Malaysian Ringgit	17,249,567	Buy	08/22/14	5,263,989	5,363,440	99,451
Citigroup, Inc.	Thai Baht	106,592,575	Buy	08/22/14	3,276,596	3,276,366	(230)
Citigroup, Inc.	Polish Zloty	4,592,735	Buy	09/12/14	1,488,808	1,505,362	16,554
Credit Suisse Group AG	Mexican Peso	23,278,175	Buy	09/12/14	1,785,139	1,785,298	159

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Malaysian Ringgit	39,528	Buy	08/22/14	$12,248	$12,291	$43
Deutsche Bank AG	Thai Baht	3,080,755	Buy	08/22/14	94,717	94,694	(23)
Deutsche Bank AG	Indian Rupee	58,092,450	Buy	08/22/14	961,000	959,085	(1,915)
Deutsche Bank AG	Brazilian Real	1,189,344	Buy	09/12/14	527,472	527,147	(325)
Deutsche Bank AG	Mexican Peso	4,800,503	Buy	09/12/14	366,667	368,170	1,503
Deutsche Bank AG	South African Rand	3,062,539	Buy	09/12/14	284,237	284,468	231
Deutsche Bank AG	Mexican Peso	13,061,099	Buy	09/12/14	997,000	1,001,709	4,709
Deutsche Bank AG	South African Rand	6,157,866	Buy	09/12/14	572,000	571,981	(19)
Deutsche Bank AG	South Korean Won	964,597,300	Buy	08/22/14	934,325	951,457	17,132
Deutsche Bank AG	Philippine Peso	37,355,722	Buy	08/22/14	840,399	856,174	15,775
Deutsche Bank AG	Colombian Peso	2,879,406,400	Buy	09/12/14	1,473,596	1,526,123	52,527
Deutsche Bank AG	Turkish Lira	739,993	Buy	09/12/14	344,962	344,059	(903)
Goldman Sachs & Co.	Polish Zloty	740,224	Buy	09/12/14	242,000	242,623	623
HSBC	Polish Zloty	2,977,163	Buy	09/12/14	975,000	975,825	825
HSBC	Peruvian Nuevo Sol	3,089,894	Buy	09/12/14	1,094,000	1,095,535	1,535
HSBC	Hungarian Forint	243,125,400	Buy	09/12/14	1,070,000	1,071,988	1,988
HSBC	Brazilian Real	6,177,002	Buy	09/12/14	2,687,289	2,737,801	50,512
JPMorgan Chase & Co.	Polish Zloty	917,300	Buy	09/12/14	298,199	300,664	2,465
JPMorgan Chase & Co.	Romanian New Leu	648,000	Buy	09/12/14	199,029	201,732	2,703
							$443,408

Barclays Bank PLC	EU Euro	729,842	Sell	08/22/14	$997,000	$999,572	$(2,572)
Barclays Bank PLC	South Korean Won	483,882,500	Sell	08/22/14	475,000	477,291	(2,291)
Barclays Bank PLC	Brazilian Real	2,225,882	Sell	09/12/14	987,000	986,567	433
Barclays Bank PLC	Indian Rupee	29,563,430	Sell	08/22/14	494,000	488,081	5,919
Barclays Bank PLC	South African Rand	12,271,950	Sell	09/12/14	1,125,000	1,139,895	(14,895)
Barclays Bank PLC	Russian Ruble	21,709,355	Sell	09/12/14	607,000	628,980	(21,980)
Barclays Bank PLC	Brazilian Real	473,573	Sell	09/12/14	206,000	209,900	(3,900)
Citigroup, Inc.	Czech Koruna	21,340,556	Sell	09/12/14	1,066,117	1,065,526	591
Citigroup, Inc.	Hungarian Forint	248,380,440	Sell	09/12/14	1,096,067	1,095,159	908
Citigroup, Inc.	Czech Koruna	11,059,725	Sell	09/12/14	548,000	552,208	(4,208)
Citigroup, Inc.	Mexican Peso	2,165,018	Sell	09/12/14	167,000	166,044	956
Citigroup, Inc.	Indian Rupee	42,522,120	Sell	08/22/14	696,000	702,024	(6,024)
Citigroup, Inc.	Hungarian Forint	118,016,244	Sell	09/12/14	529,566	520,357	9,209
Citigroup, Inc.	Mexican Peso	20,169	Sell	09/12/14	1,547	1,547	0
Citigroup, Inc.	Israeli New Shekel	5,211	Sell	09/12/14	1,505	1,518	(13)
Citigroup, Inc.	Czech Koruna	704,758	Sell	09/12/14	35,077	35,188	(111)
Deutsche Bank AG	South African Rand	4,980,344	Sell	09/12/14	464,000	462,606	1,394
Deutsche Bank AG	Malaysian Ringgit	252,798	Sell	08/22/14	78,000	78,603	(603)
Deutsche Bank AG	Mexican Peso	12,583,039	Sell	09/12/14	959,000	965,045	(6,045)
Deutsche Bank AG	Singapore Dollar	7,244	Sell	08/22/14	5,794	5,809	(15)
Deutsche Bank AG	Peruvian Nuevo Sol	1,975,318	Sell	09/12/14	702,210	700,357	1,853
Goldman Sachs & Co.	Hungarian Forint	217,886,130	Sell	09/12/14	966,000	960,703	5,297
HSBC	Thai Baht	24,432,155	Sell	08/22/14	749,000	750,978	(1,978)
HSBC	Indonesian Rupiah	7,176,236,700	Sell	08/22/14	613,091	600,772	12,319
HSBC	Romanian New Leu	6,383,783	Sell	09/12/14	1,962,852	1,987,369	(24,517)
JPMorgan Chase & Co.	EU Euro	214,487	Sell	08/22/14	292,000	293,756	(1,756)
UBS AG	Romanian New Leu	3,249,219	Sell	09/12/14	1,012,754	1,011,531	1,223
UBS AG	South African Rand	717,763	Sell	09/12/14	67,818	66,670	1,148
							$(49,658)

Voya Emerging Markets Local Currency Debt Fund Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	14	09/19/14	$1,752,406	$2,371
			$1,752,406	$2,371
Short Contracts
U.S. Treasury 2-Year Note	(11)	09/30/14	(2,415,531)	832

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note	(8)	09/30/14	$(955,687)	$605
U.S. Treasury Long Bond	(4)	09/19/14	(548,750)	(2,541)
			$(3,919,968)	$(1,104)

Voya Emerging Markets Local Currency Debt Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.885% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	09/10/18	MXN	50,957,000	$24,961	$–	$24,961
Pay a fixed rate equal to 6.600% and receive a floating rate based on the 3-month ZAR-JIBAR- SAFEX Counterparty: Barclays Bank PLC	09/19/15	ZAR	156,791,189	(2,153)	–	(2,153)
Receive a fixed rate equal to 8.280% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Barclays Bank PLC	09/30/24	ZAR	7,500,000	(1,444)	–	(1,444)
Receive a fixed rate equal to 6.660% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: HSBC	09/29/15	ZAR	160,000,000	2,818	–	2,818
				$24,182	$–	$24,182

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$565,860
Interest rate contracts	Futures contracts	3,808
Interest rate contracts	Interest rate swaps	27,779
Total Asset Derivatives		$597,447

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$172,110
Interest rate contracts	Futures contracts	2,541
Interest rate contracts	Interest rate swaps	3,597
Total Liability Derivatives		$178,248

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Forward foreign currency contracts	$237,597	$152,299	$159	$101,087	$67,179	$5,168	$2,371	$565,860
Interest rate swap agreements	-	-	-	24,961	2,818	-	-	27,779
Total Assets	$237,597	$152,299	$159	$126,048	$69,997	$5,168	$2,371	$593,639

Liabilities:
Forward foreign currency contracts	$123,425	$10,586	$-	$9,848	$26,495	$1,756	$-	$172,110
Interest rate swap agreements	3,597	-	-	-	-	-	-	3,597
Total Liabilities	$127,022	$10,586	$-	$9,848	$26,495	$1,756	$-	$175,707

Net OTC derivative instruments by counterparty, at fair value	$110,575	$141,713	$159	$116,200	$43,502	$3,412	$2,371	417,932

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$110,575	$141,713	$159	$116,200	$43,502	$3,412	$2,371	$417,932

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.8%
		Basic Materials: 8.4%
1,731,000	#	Anglo American Capital PLC, 4.125%, 04/15/21	$1,773,941	1.7
336,000		Barrick Gold Corp., 2.500%, 05/01/18	338,594	0.3
325,000		BHP Billiton Finance USA Ltd, 3.850%, 09/30/23	341,290	0.4
320,000		Cabot Corp., 2.550%, 01/15/18	326,106	0.3
923,000		CF Industries, Inc., 5.150%, 03/15/34	985,014	1.0
300,000		Eastman Chemical Co., 2.400%, 06/01/17	309,031	0.3
350,000	#	Glencore Funding LLC, 2.500%, 01/15/19	349,433	0.4
500,000		LYB International Finance BV, 4.000%, 07/15/23	525,617	0.5
925,000		Monsanto Co., 4.200%, 07/15/34	935,283	0.9
515,000		Monsanto Co., 4.700%, 07/15/64	518,355	0.5
500,000		Mosaic Co/The, 4.250%, 11/15/23	528,556	0.5
600,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	612,178	0.6
325,000		Teck Resources Ltd, 2.500%, 02/01/18	331,287	0.3
650,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	702,023	0.7
			8,576,708	8.4

		Communications: 14.9%
325,000		21st Century Fox America, Inc., 4.000%, 10/01/23	339,210	0.3
250,000		AT&T, Inc., 4.300%, 12/15/42	237,552	0.2
900,000		AT&T, Inc., 4.800%, 06/15/44	923,736	0.9
250,000		AT&T, Inc., 5.350%, 09/01/40	272,473	0.3
300,000		CBS Corp., 5.900%, 10/15/40	343,268	0.3
325,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 04/15/23	326,692	0.3
464,000		Comcast Corp., 3.600%, 03/01/24	477,427	0.5
500,000	#	COX Communications, Inc., 4.500%, 06/30/43	475,448	0.5
600,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	631,379	0.6
150,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 03/15/15	153,240	0.2
500,000		Discovery Communications LLC, 4.875%, 04/01/43	505,310	0.5
1,000,000		eBay, Inc., 4.000%, 07/15/42	895,705	0.9
500,000		Interpublic Group of Cos., Inc., 4.200%, 04/15/24	516,671	0.5
284,000		News America, Inc., 6.150%, 02/15/41	344,872	0.3
1,200,000	#	Telecom Italia SpA, 5.303%, 05/30/24	1,207,500	1.2
628,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	656,820	0.7
1,000,000		Thomson Reuters Corp., 4.300%, 11/23/23	1,049,767	1.0
400,000		Time Warner Cable, Inc., 5.000%, 02/01/20	448,723	0.4
450,000		Time Warner Cable, Inc., 5.875%, 11/15/40	525,939	0.5
330,000		Time Warner, Inc., 4.050%, 12/15/23	342,788	0.3
500,000		Time Warner, Inc., 4.900%, 06/15/42	510,277	0.5
1,250,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,400,716	1.4
750,000		Verizon Communications, Inc., 6.400%, 09/15/33	920,198	0.9
750,000		Verizon Communications, Inc., 6.550%, 09/15/43	945,728	0.9
300,000		Viacom, Inc., 2.500%, 12/15/16	309,382	0.3
500,000		Viacom, Inc., 4.375%, 03/15/43	465,133	0.5
			15,225,954	14.9

		Consumer, Cyclical: 3.1%
763,000		Johnson Controls, Inc., 4.950%, 07/02/64	772,031	0.8
300,000		Kohl's Corp., 4.750%, 12/15/23	320,321	0.3
650,000		O'Reilly Automotive, Inc., 3.850%, 06/15/23	664,584	0.7
325,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	333,937	0.3
400,000		Whirlpool Corp., 4.000%, 03/01/24	409,878	0.4
600,000		Yum! Brands, Inc., 5.350%, 11/01/43	657,568	0.6
			3,158,319	3.1

		Consumer, Non-cyclical: 10.1%
516,000	#	Actavis Funding SCS, 3.850%, 06/15/24	522,347	0.5
1,000,000		Altria Group, Inc., 5.375%, 01/31/44	1,097,652	1.1
508,000		AmerisourceBergen Corp., 3.400%, 05/15/24	507,432	0.5
507,000		Amgen, Inc., 3.625%, 05/22/24	512,221	0.5
900,000		Amgen, Inc., 5.650%, 06/15/42	1,034,732	1.0

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
509,000		CareFusion Corp., 3.875%, 05/15/24	$514,996	0.5
500,000		Celgene Corp., 3.625%, 05/15/24	501,888	0.5
513,000		Express Scripts Holding Co., 3.500%, 06/15/24	508,803	0.5
792,000		Mead Johnson Nutrition Co., 4.600%, 06/01/44	796,272	0.8
692,000		Medtronic, Inc., 3.625%, 03/15/24	709,653	0.7
488,000		Molson Coors Brewing Co., 5.000%, 05/01/42	510,878	0.5
500,000		Mylan, Inc./PA, 2.600%, 06/24/18	508,285	0.5
351,000		Reynolds American, Inc., 4.850%, 09/15/23	376,601	0.4
500,000		Reynolds American, Inc., 6.150%, 09/15/43	573,713	0.5
500,000		St Jude Medical, Inc., 3.250%, 04/15/23	496,273	0.5
300,000		UnitedHealth Group, Inc., 3.950%, 10/15/42	281,682	0.3
500,000		WellPoint, Inc., 2.300%, 07/15/18	509,815	0.5
350,000		Zoetis, Inc., 4.700%, 02/01/43	356,253	0.3
			10,319,496	10.1

		Energy: 11.6%
250,000		Apache Corp., 3.625%, 02/01/21	265,737	0.3
345,000		BP Capital Markets PLC, 2.750%, 05/10/23	331,860	0.3
500,000		Chevron Corp., 3.191%, 06/24/23	508,516	0.5
1,009,000	#	Continental Resources, Inc./OK, 4.900%, 06/01/44	1,044,851	1.0
300,000		Devon Energy Corp., 5.600%, 07/15/41	347,936	0.3
575,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	581,119	0.6
520,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	526,926	0.5
759,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	766,525	0.7
650,000		Enbridge, Inc., 4.000%, 10/01/23	677,111	0.7
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	496,045	0.5
500,000		Kinder Morgan Energy Partners L.P., 3.450%, 02/15/23	486,217	0.5
500,000		Kinder Morgan Energy Partners L.P., 5.500%, 03/01/44	528,885	0.5
27,000		Noble Holding International Ltd., 2.500%, 03/15/17	27,636	0.0
250,000		Noble Holding International Ltd., 3.050%, 03/01/16	257,873	0.3
550,000		ONEOK Partners L.P., 2.000%, 10/01/17	557,850	0.5
315,000		ONEOK Partners L.P., 6.200%, 09/15/43	377,322	0.4
344,000		Petrobras Global Finance BV, 3.000%, 01/15/19	338,548	0.3
580,000		Rowan Cos, Inc., 5.850%, 01/15/44	624,646	0.6
250,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	246,934	0.2
467,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	481,425	0.5
300,000		Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	323,543	0.3
500,000		Transocean, Inc., 3.800%, 10/15/22	495,482	0.5
300,000		Transocean, Inc., 4.950%, 11/15/15	316,398	0.3
250,000		Williams Partners L.P., 3.800%, 02/15/15	254,837	0.2
1,000,000		Williams Partners L.P., 5.400%, 03/04/44	1,075,077	1.1
			11,939,299	11.6

		Financial: 33.5%
700,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 2.750%, 05/15/17	705,250	0.7
500,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.750%, 05/15/19	504,375	0.5
300,000		American International Group, Inc., 3.375%, 08/15/20	312,114	0.3
350,000		American International Group, Inc., 5.850%, 01/16/18	399,835	0.4
500,000		American Campus Communities Operating Partnership L.P., 4.125%, 07/01/24	507,506	0.5
300,000		American Tower Corp., 4.700%, 03/15/22	322,043	0.3
300,000		American Tower Corp., 5.000%, 02/15/24	326,285	0.3
650,000		Bank of America Corp., 2.600%, 01/15/19	658,255	0.7
500,000		Bank of America Corp., 4.100%, 07/24/23	519,631	0.5
700,000		Bank of America Corp., 4.000%, 04/01/24	716,545	0.7

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
350,000		Bank of America Corp., 4.875%, 04/01/44	$361,964	0.4
200,000	#	Barclays Bank PLC, 6.050%, 12/04/17	227,556	0.2
300,000		Barclays Bank PLC, 7.625%, 11/21/22	342,000	0.3
600,000		Barclays PLC, 8.250%, 12/29/49	637,200	0.6
271,000		BioMed Realty L.P., 6.125%, 04/15/20	312,738	0.3
550,000	#	BPCE SA, 5.700%, 10/22/23	607,392	0.6
500,000		Capital One Financial Corp., 2.450%, 04/24/19	504,382	0.5
500,000		Citigroup, Inc., 6.300%, 12/29/49	511,557	0.5
550,000		Citigroup, Inc., 2.550%, 04/08/19	555,087	0.5
700,000		Citigroup, Inc., 5.300%, 05/06/44	731,662	0.7
700,000	#	Credit Suisse AG, 6.500%, 08/08/23	778,750	0.8
1,015,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	1,023,374	1.0
250,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	251,680	0.3
1,000,000		Fifth Third Bancorp, 4.900%, 12/29/49	1,000,000	1.0
500,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	527,887	0.5
633,000		Ford Motor Co., 3.000%, 06/12/17	660,743	0.7
500,000		General Electric Capital Corp., 3.100%, 01/09/23	496,731	0.5
300,000		General Electric Capital Corp., 4.375%, 09/16/20	331,721	0.3
300,000		General Electric Capital Corp., 7.125%, 12/15/49	354,612	0.4
300,000		Genworth Holdings, Inc., 4.900%, 08/15/23	321,553	0.3
700,000		Goldman Sachs Group, Inc./The, 5.700%, 12/29/49	726,729	0.7
500,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	510,110	0.5
600,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	720,332	0.7
400,000	#	HBOS PLC, 6.750%, 05/21/18	461,560	0.5
375,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	380,845	0.4
1,000,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	1,013,221	1.0
318,000		Jefferies Group, Inc., 5.125%, 01/20/23	341,338	0.3
1,000,000		JPMorgan Chase & Co., 3.375%, 05/01/23	982,841	1.0
400,000		JPMorgan Chase & Co., 5.000%, 12/29/49	399,679	0.4
300,000		JPMorgan Chase & Co., 6.000%, 12/29/49	307,500	0.3
500,000		JPMorgan Chase & Co., 6.125%, 12/29/49	513,350	0.5
500,000		Kilroy Realty L.P., 4.800%, 07/15/18	543,369	0.5
750,000		Legg Mason, Inc., 2.700%, 07/15/19	756,219	0.7
500,000		Lloyds Banking Group PLC, 7.500%, 04/30/49	533,250	0.5
900,000		M&T Bank Corp., 6.450%, 12/29/49	964,125	0.9
400,000		Morgan Stanley, 5.000%, 11/24/25	427,852	0.4
700,000		Morgan Stanley, 5.450%, 12/29/49	713,643	0.7
300,000		Navient Corp., 5.500%, 01/15/19	319,500	0.3
1,000,000		Popular, Inc., 7.000%, 07/01/19	1,020,000	1.0
319,000		Prudential Financial, Inc., 5.625%, 06/15/43	342,823	0.3
800,000		Regency Centers L.P., 3.750%, 06/15/24	803,974	0.8
500,000		Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	508,398	0.5
500,000		Royal Bank of Scotland Group PLC, 6.000%, 12/19/23	542,288	0.5
505,000		Royal Bank of Scotland Group PLC, 6.100%, 06/10/23	553,455	0.5
500,000		Senior Housing Properties Trust, 3.250%, 05/01/19	506,855	0.5
1,000,000	#	Societe Generale SA, 6.000%, 12/29/49	986,250	1.0
800,000	#	Societe Generale SA, 7.875%, 12/29/49	853,200	0.8
500,000		SunTrust Banks, Inc., 2.500%, 05/01/19	506,883	0.5
250,000		UBS AG/Stamford CT, 7.625%, 08/17/22	301,353	0.3
506,000		Wells Fargo & Co., 4.100%, 06/03/26	512,751	0.5
175,000		Wells Fargo & Co., 5.375%, 11/02/43	192,914	0.2
500,000		Wells Fargo & Co., 5.900%, 12/29/49	530,625	0.5
			34,287,660	33.5

		Industrial: 1.4%
650,000		Cummins, Inc., 3.650%, 10/01/23	676,924	0.6
750,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	790,047	0.8
			1,466,971	1.4

		Technology: 2.8%
503,000		Apple, Inc., 4.450%, 05/06/44	510,829	0.5
250,000		Applied Materials, Inc., 4.300%, 06/15/21	272,305	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,016,000	Fidelity National Information Services, Inc., 3.875%, 06/05/24	$1,022,272	1.0
320,000	Hewlett-Packard Co., 2.600%, 09/15/17	330,934	0.3
773,000	Oracle Corp., 4.300%, 07/08/34	772,691	0.8
		2,909,031	2.8

	Utilities: 7.0%
455,000	Appalachian Power Co., 4.400%, 05/15/44	458,301	0.4
344,000	CMS Energy Corp., 4.700%, 03/31/43	351,872	0.3
50,000	Consolidated Edison Co. of New York, Inc., 5.500%, 09/15/16	55,001	0.1
100,000	Detroit Edison Co, 3.450%, 10/01/20	105,236	0.1
419,000	Duke Energy Corp., 5.050%, 09/15/19	475,008	0.5
550,000	# EDP Finance BV, 5.250%, 01/14/21	584,375	0.6
324,000	FirstEnergy Corp., 2.750%, 03/15/18	328,127	0.3
250,000	# Jersey Central Power & Light Co., 4.700%, 04/01/24	267,784	0.3
500,000	Nisource Finance Corp., 3.850%, 02/15/23	513,395	0.5
1,000,000	Pacific Gas & Electric Co., 4.750%, 02/15/44	1,066,900	1.0
334,000	PPL Capital Funding, Inc., 3.400%, 06/01/23	334,294	0.3
421,000	PPL Capital Funding, Inc., 4.200%, 06/15/22	450,700	0.4
505,000	Progress Energy, Inc., 3.150%, 04/01/22	507,120	0.5
250,000	Public Service Co. of Colorado, 3.200%, 11/15/20	258,630	0.3
438,000	Public Service Electric & Gas Co., 3.750%, 03/15/24	460,620	0.5
102,000	Public Service Co. of Oklahoma, 6.150%, 08/01/16	112,224	0.1
315,000	Southern Co/The, 2.450%, 09/01/18	323,383	0.3
468,000	Union Electric Co., 3.500%, 04/15/24	481,552	0.5
		7,134,522	7.0

	Total Corporate Bonds/Notes
	(Cost $91,079,111)	95,017,960	92.8

U.S. TREASURY OBLIGATIONS: 5.0%
	U.S. Treasury Bonds: 0.9%
864,000	3.625%, due 02/15/44	910,035	0.9

	U.S. Treasury Notes: 4.1%
769,000	1.500%, due 05/31/19	765,065	0.8
288,000	1.625%, due 06/30/19	287,966	0.3
3,123,000	2.500%, due 05/15/24	3,116,901	3.0
		4,169,932	4.1

	Total U.S. Treasury Obligations
	(Cost $5,047,983)	5,079,967	5.0

	Total Investments in Securities (Cost $96,127,094)	$100,097,927	97.8
	Assets in Excess of Other Liabilities	2,287,625	2.2
	Net Assets	$102,385,552	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is $96,174,849.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,020,490
Gross Unrealized Depreciation	(97,412)

Net Unrealized Appreciation	$3,923,078

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$95,017,960	$–	$95,017,960
U.S. Treasury Obligations	–	5,079,967	–	5,079,967
Total Investments, at fair value	$–	$100,097,927	$–	$100,097,927
Liabilities Table
Other Financial Instruments+
Futures	$(102,877)	$–	$–	$(102,877)
Total Liabilities	$(102,877)	$–	$–	$(102,877)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Investment Grade Credit Fund Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	112	09/30/14	$24,594,501	$(11,415)
U.S. Treasury 5-Year Note	39	09/30/14	4,658,976	(2,403)
			$29,253,477	$(13,818)
Short Contracts
U.S. Treasury 10-Year Note	(89)	09/19/14	(11,140,297)	(3,863)
U.S. Treasury Long Bond	(14)	09/19/14	(1,920,625)	(8,105)
U.S. Treasury Ultra Long Bond	(64)	09/19/14	(9,596,000)	(77,091)
			$(22,656,922)	$(89,059)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$102,877
Total Liability Derivatives		$102,877

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 27, 2014